Brumadinho dam failure - Global Settlement for Brumadinho (Details) R$ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Provisions.
Provision	R$ 3,989		R$ 3,989		$ 4,220	R$ 1,916	$ 3,960
Current liabilities	1,561		1,561			783
Non-current liabilities	R$ 2,428		R$ 2,428			1,133
Discount rate applied to cash flow projections	5.93%		5.93%		5.93%
Judicial deposits released			R$ 6,900	$ 1,313
Global Settlement for Brumadinho
Provisions.
Impact on the income statement			19,924	3,872
Judicial deposits released	R$ 1,500	$ 274	5,400	$ 1,039
Payment obligations
Provisions.
Provision	2,343		2,343
Provision for socio-economic reparation and others
Provisions.
Provision	860		860			729
Provision for social and environmental reparation
Provisions.
Provision	R$ 786		R$ 786			R$ 1,187